RELATED PARTY TRANSACTIONS AND BALANCES - Summary of balance due to related parties (Detail) - Related Party [Member] ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 5,394	$ 785	¥ 4,831	¥ 5,394
Key Space [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	4,065		4,065
Others [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,329		¥ 766